iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .7%
ANZ Group Holdings Ltd. ................... 10,515,256 $ 279,301,080
APA Group ............................. 4,598,701 34,353,277
Aristocrat Leisure Ltd. ...................... 1,928,210 66,340,977
ASX Ltd. .............................. 677,918 29,674,485
BHP Group Ltd. .......................... 17,695,755 700,386,361
Brambles Ltd. ........................... 4,728,365 77,036,757
CAR Group Ltd. .......................... 1,314,702 24,252,070
Cochlear Ltd. ........................... 228,382 15,539,394
Coles Group Ltd. ......................... 4,673,988 74,494,002
Commonwealth Bank of Australia .............. 5,830,613 734,404,310
Computershare Ltd. ....................... 1,812,825 39,826,299
CSL Ltd. ............................... 1,691,346 152,661,828
Evolution Mining Ltd. ...................... 7,083,670 62,627,749
Fortescue Ltd. ........................... 5,904,005 85,094,837
Goodman Group ......................... 7,110,471 154,053,629
Insurance Australia Group Ltd. ................ 8,217,119 44,685,506
Lottery Corp. Ltd. (The) ..................... 7,756,099 31,048,504
Lynas Rare Earths Ltd.
(a)
.................... 3,144,921 44,614,386
Macquarie Group Ltd. ...................... 1,264,123 217,166,462
Medibank Pvt Ltd. ........................ 9,592,864 32,618,909
National Australia Bank Ltd. .................. 10,684,998 309,092,689
Northern Star Resources Ltd. ................. 4,740,060 72,656,731
Origin Energy Ltd. ........................ 5,986,481 52,346,439
Pro Medicus Ltd. ......................... 199,685 19,598,604
Qantas Airways Ltd. ....................... 2,561,860 15,664,212
QBE Insurance Group Ltd. .................. 5,250,968 85,054,471
REA Group Ltd. .......................... 185,291 22,939,928
Rio Tinto Ltd. ........................... 1,293,871 158,485,682
Santos Ltd. ............................. 11,339,201 65,329,590
Scentre Group ........................... 18,074,201 48,568,827
SGH Ltd. .............................. 705,556 19,983,313
Sigma Healthcare Ltd. ..................... 18,031,032 36,453,215
Sonic Healthcare Ltd. ...................... 1,627,139 23,282,121
South32 Ltd. ............................ 15,663,497 46,419,513
Stockland .............................. 8,496,742 24,918,380
Suncorp Group Ltd. ....................... 3,791,495 47,182,792
Telstra Group Ltd. ........................ 13,694,505 52,594,052
Transurban Group ........................ 10,834,250 109,802,511
Vicinity Ltd. ............................. 13,682,040 24,880,434
Washington H Soul Pattinson & Co. Ltd. ......... 1,187,982 36,226,258
Wesfarmers Ltd. ......................... 3,958,500 210,284,812
Westpac Banking Corp. .................... 11,928,324 333,714,711
WiseTech Global Ltd. ...................... 702,166 22,115,090
Woodside Energy Group Ltd. ................. 6,625,457 158,399,043
Woolworths Group Ltd. ..................... 4,258,360 105,737,173
Xero Ltd.
(a)
............................. 596,546 35,034,080
5,036,945,493
a
Austria  —  0 .3%
BAWAG Group AG
(b)
....................... 269,168 46,095,225
Erste Group Bank AG ...................... 1,072,831 118,543,533
OMV AG .............................. 514,124 36,292,058
Raiffeisen Bank International AG .............. 456,985 24,926,530
Verbund AG ............................ 237,763 17,939,987
243,797,333
a
Belgium  —  1 .1%
Ageas SA/N.V. .......................... 520,864 40,817,315
Anheuser-Busch InBev SA/N.V. ............... 3,447,021 260,462,333
Argenx SE
(a)
............................ 216,118 169,485,722
D'ieteren Group .......................... 74,370 15,367,913
Elia Group SA/N.V.
(a)
...................... 153,540 25,463,184
Financiere de Tubize SA .................... 69,582 16,023,468
Security Shares Value
a
Belgium (continued)
Groupe Bruxelles Lambert N.V. ............... 280,821 $ 26,233,200
KBC Group N.V. ......................... 801,115 106,626,742
Lotus Bakeries N.V. ....................... 1,411 16,986,192
Sofina SA .............................. 57,196 14,644,909
Syensqo SA
(c)
........................... 250,873 16,642,711
UCB SA ............................... 441,013 120,083,996
828,837,685
a
China  —  0 .0%
Wharf Holdings Ltd. (The) ................... 3,671,168 12,120,830
a
Denmark  —  1 .7%
AP Moller - Maersk A.S. , Class A .............. 10,250 24,050,792
AP Moller - Maersk A.S. , Class B , NVS
(c)
......... 13,803 32,701,955
Carlsberg A.S. , Class B .................... 327,283 44,318,636
Coloplast A.S. , Class B ..................... 441,185 27,253,611
Danske Bank A.S. ........................ 2,332,397 119,904,994
Demant A.S.
(a) (c)
.......................... 333,227 10,567,818
DSV A.S. .............................. 713,535 175,486,656
Genmab A.S.
(a)
.......................... 211,634 56,035,698
Novo Nordisk A.S. , Class B .................. 11,221,166 477,302,766
Novonesis Novozymes B ................... 1,229,168 75,527,133
Orsted A.S.
(a) (b)
.......................... 1,834,135 49,051,172
Pandora A.S. ........................... 272,375 20,727,452
ROCKWOOL A.S. , Class B .................. 341,443 9,939,571
Tryg A.S. .............................. 1,160,819 27,892,837
Vestas Wind Systems A.S. .................. 3,506,597 107,825,727
1,258,586,818
a
Finland  —  1 .0%
Elisa OYJ .............................. 491,980 23,894,448
Fortum OYJ ............................ 1,571,058 39,579,772
Kesko OYJ , Class B ....................... 957,867 23,563,238
Kone OYJ , Class B ....................... 1,187,645 75,548,252
Metso OYJ ............................. 2,297,289 39,684,100
Neste OYJ ............................. 1,473,598 50,902,134
Nokia OYJ ............................. 18,493,418 234,987,789
Orion OYJ , Class B ....................... 379,004 30,619,101
Sampo OYJ , Class A ...................... 8,355,280 86,821,677
Stora Enso OYJ , Class R ................... 2,025,208 22,549,818
UPM-Kymmene OYJ ...................... 1,834,910 54,979,109
Wartsila OYJ Abp ......................... 1,748,130 73,416,504
756,545,942
a
France  —  10 .0%
Accor SA .............................. 672,161 33,264,395
Aeroports de Paris SA ..................... 120,833 14,671,980
Air Liquide SA ........................... 2,018,669 434,296,771
Airbus SE .............................. 2,070,384 426,829,046
Alstom SA
(a)
............................ 1,207,338 24,260,597
Amundi SA
(b)
............................ 218,920 21,159,985
ArcelorMittal SA .......................... 1,484,999 86,211,901
AXA SA ............................... 5,823,721 280,734,113
Ayvens SA
(b)
............................ 1,220,529 16,516,511
BioMerieux ............................. 144,466 12,190,757
BNP Paribas SA ......................... 3,503,247 367,916,068
Bollore SE ............................. 2,476,359 15,637,075
Bouygues SA ........................... 669,787 39,611,036
Bureau Veritas SA ........................ 1,180,702 36,180,642
Capgemini SE ........................... 531,502 64,639,312
Carrefour SA ............................ 2,040,811 40,598,592
Cie de Saint-Gobain SA .................... 1,552,866 142,273,241
Cie Generale des Etablissements Michelin SCA .... 2,273,135 82,346,620
Covivio SA ............................. 189,771 12,551,061
Credit Agricole SA ........................ 3,705,343 72,373,161

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
France (continued)
Danone SA ............................. 2,261,555 $ 177,188,362
Dassault Aviation SA ...................... 67,822 23,717,201
Dassault Systemes SE ..................... 2,334,125 52,596,256
Eiffage SA ............................. 239,231 38,570,812
Engie SA .............................. 6,367,091 209,875,441
EssilorLuxottica SA ....................... 1,049,214 222,086,637
Eurofins Scientific SE ...................... 408,837 28,419,222
Euronext N.V.
(b)
.......................... 272,355 45,589,827
Gecina SA ............................. 160,328 13,554,804
Getlink SE ............................. 1,046,273 23,417,159
Hermes International SCA ................... 110,370 211,148,959
Ipsen SA .............................. 131,608 25,848,033
Kering SA .............................. 258,280 71,056,265
Klepierre SA ............................ 749,858 30,381,397
Legrand SA ............................ 914,388 163,824,881
L'Oreal SA ............................. 837,235 360,587,849
LVMH Moet Hennessy Louis Vuitton SE .......... 867,011 463,165,233
Orange SA ............................. 6,497,593 135,295,117
Pernod Ricard SA ........................ 702,243 52,206,057
Publicis Groupe SA ....................... 795,531 74,332,256
Renault SA ............................. 667,876 23,461,952
Rexel SA .............................. 777,439 32,880,428
Safran SA .............................. 1,239,009 397,861,327
Sanofi SA .............................. 3,825,389 357,966,328
Sartorius Stedim Biotech .................... 102,145 18,877,572
Schneider Electric SE ...................... 1,910,249 607,857,920
Societe Generale SA ...................... 2,406,743 193,742,844
Sodexo SA ............................. 306,514 15,590,376
STMicroelectronics N.V. .................... 2,349,391 127,985,392
Thales SA .............................. 323,383 88,845,307
TotalEnergies SE ......................... 6,919,291 643,310,944
Unibail-Rodamco-Westfield .................. 425,837 51,699,777
Veolia Environnement SA ................... 2,187,413 92,503,867
Vinci SA ............................... 1,723,072 260,566,804
7,560,275,470
a
Germany  —  8 .8%
adidas AG ............................. 594,036 102,802,415
Allianz SE , Registered ..................... 1,325,440 605,371,323
BASF SE .............................. 3,113,957 199,718,487
Bayer AG , Registered ...................... 3,419,180 153,308,157
Bayerische Motoren Werke AG ............... 976,896 89,398,833
Beiersdorf AG
(c)
.......................... 339,920 28,179,248
Brenntag SE
(c)
........................... 427,945 31,165,055
Commerzbank AG ........................ 2,552,504 105,504,882
Continental AG .......................... 382,918 28,972,742
CTS Eventim AG & Co. KGaA ................ 214,066 14,129,147
Daimler Truck Holding AG ................... 1,599,854 80,693,265
Delivery Hero SE
(a) (b)
....................... 666,790 16,228,451
Deutsche Bank AG , Registered ............... 6,329,477 196,650,703
Deutsche Boerse AG ...................... 656,071 201,281,084
Deutsche Lufthansa AG , Registered
(c)
........... 2,059,813 17,649,386
Deutsche Post AG ........................ 3,211,590 190,171,757
Deutsche Telekom AG , Registered ............. 12,818,206 414,036,223
E.ON SE .............................. 7,831,069 173,616,699
Evonik Industries AG ...................... 880,101 18,203,293
Fresenius Medical Care AG
(c)
................. 770,731 34,874,387
Fresenius SE & Co. KGaA ................... 1,471,280 71,253,441
GEA Group AG .......................... 512,433 35,040,981
Hannover Rueck SE ....................... 210,264 63,531,872
Heidelberg Materials AG .................... 466,466 102,922,504
Henkel AG & Co. KGaA .................... 364,677 25,132,028
Hensoldt AG
(c)
........................... 220,226 19,871,851
HOCHTIEF AG
(c)
......................... 53,966 29,024,477
Infineon Technologies AG ................... 4,542,800 305,527,127
Security Shares Value
a
Germany (continued)
Knorr-Bremse AG ........................ 253,152 $ 29,525,859
LEG Immobilien SE ....................... 262,643 18,429,308
Mercedes-Benz Group AG ................... 2,520,303 146,908,723
Merck KGaA ............................ 448,294 58,048,269
MTU Aero Engines AG ..................... 187,898 64,440,803
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 455,625 272,542,012
Nemetschek SE .......................... 198,094 14,376,485
QIAGEN N.V. ........................... 712,314 24,298,128
Rational AG ............................ 17,883 13,075,981
Rheinmetall AG .......................... 160,177 255,451,841
RWE AG .............................. 2,206,524 160,662,518
SAP SE ............................... 3,638,261 610,838,779
Scout24 SE
(b)
........................... 260,907 21,723,716
Siemens AG , Registered .................... 2,647,963 786,871,496
Siemens Energy AG ....................... 2,700,206 572,232,422
Siemens Healthineers AG
(b)
.................. 1,177,692 48,290,272
Symrise AG ............................ 461,644 40,837,325
Talanx AG .............................. 226,077 29,466,929
Vonovia SE ............................. 2,659,840 71,664,583
Zalando SE
(a) (b)
.......................... 787,383 19,448,278
6,613,393,545
a
Hong Kong  —  2 .0%
AIA Group Ltd. .......................... 36,613,600 401,972,047
BOC Hong Kong Holdings Ltd. ................ 12,930,000 74,375,793
CK Asset Holdings Ltd. ..................... 6,719,184 42,325,821
CK Hutchison Holdings Ltd. .................. 9,367,184 78,217,728
CK Infrastructure Holdings Ltd. ................ 2,242,292 18,876,923
CLP Holdings Ltd. ........................ 5,750,500 55,292,907
Futu Holdings Ltd. , ADR .................... 199,137 30,768,658
Galaxy Entertainment Group Ltd. .............. 6,835,000 29,160,596
Henderson Land Development Co. Ltd. .......... 5,111,764 20,205,301
HKT Trust & HKT Ltd. , Class SS ............... 13,374,440 21,695,356
Hong Kong & China Gas Co. Ltd. .............. 39,078,513 36,179,753
Hong Kong Exchanges & Clearing Ltd. .......... 3,979,400 211,953,604
Hongkong Land Holdings Ltd. ................ 3,803,100 30,067,432
Jardine Matheson Holdings Ltd. ............... 568,500 38,755,945
Link REIT .............................. 9,159,129 46,118,888
MTR Corp. Ltd.
(c)
......................... 5,461,000 23,335,770
Power Assets Holdings Ltd. .................. 4,833,500 39,944,397
Sands China Ltd. ......................... 8,329,600 17,476,775
Sino Land Co. Ltd. ........................ 12,826,000 20,567,380
SITC International Holdings Co. Ltd. ............ 4,674,000 19,569,899
Sun Hung Kai Properties Ltd. ................. 5,057,000 88,533,292
Swire Pacific Ltd. , Class A ................... 1,225,500 13,329,744
Techtronic Industries Co. Ltd. ................. 5,112,033 74,122,929
WH Group Ltd.
(b)
......................... 29,281,000 35,589,546
Wharf Real Estate Investment Co. Ltd. .......... 5,916,912 18,528,768
1,486,965,252
a
Ireland  —  0 .4%
AIB Group PLC .......................... 7,294,157 84,076,442
Bank of Ireland Group PLC .................. 3,336,786 65,725,969
Kerry Group PLC , Class A ................... 565,240 47,903,112
Kingspan Group PLC ...................... 535,133 49,512,453
Ryanair Holdings PLC ..................... 2,926,157 76,774,033
323,992,009
a
Israel  —  1 .1%
Azrieli Group Ltd. ......................... 145,727 23,243,458
Bank Hapoalim BM ....................... 4,331,512 116,214,595
Bank Leumi Le-Israel BM ................... 5,164,139 130,728,342
Check Point Software Technologies Ltd.
(a)
........ 296,029 33,294,382
Cyberark Software Ltd.
(a)
.................... 175,128 7,880,760

iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Israel (continued)
Elbit Systems Ltd. ........................ 96,286 $ 80,104,874
ICL Group Ltd. ........................... 2,688,091 14,393,839
Israel Discount Bank Ltd. , Class A ............. 4,224,923 47,001,646
Mizrahi Tefahot Bank Ltd. ................... 545,553 42,898,612
Monday.com Ltd.
(a)
........................ 149,735 9,863,044
Nice Ltd.
(a)
............................. 219,204 22,406,465
Nova Ltd.
(a)
............................. 103,314 51,588,449
Phoenix Financial Ltd. ..................... 789,689 47,514,499
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 3,990,903 139,960,968
Tower Semiconductor Ltd.
(a)
.................. 413,600 86,190,392
853,284,325
a
Italy  —  3 .3%
Banca Mediolanum SpA .................... 772,608 16,934,315
Banca Monte dei Paschi di Siena SpA ........... 6,894,046 73,488,540
Banco BPM SpA ......................... 3,959,295 57,691,011
BPER Banca SpA ........................ 5,444,810 80,375,069
Buzzi SpA .............................. 267,688 14,656,917
Davide Campari-Milano N.V. ................. 2,169,723 16,098,393
Enel SpA .............................. 28,373,189 331,276,387
Eni SpA ............................... 7,134,498 201,737,947
Ferrari N.V. ............................. 439,107 151,953,344
FinecoBank Banca Fineco SpA ............... 2,138,766 53,096,188
Generali ............................... 2,962,662 132,762,718
Intesa Sanpaolo SpA ...................... 48,606,624 330,244,548
Italgas SpA ............................. 2,108,661 25,472,233
Leonardo SpA ........................... 1,410,058 88,052,141
Moncler SpA ............................ 811,524 48,993,023
Poste Italiane SpA
(b)
....................... 1,599,103 42,446,471
Prysmian SpA ........................... 979,172 148,940,976
Recordati Industria Chimica e Farmaceutica SpA ... 402,591 23,506,353
Snam SpA ............................. 7,045,080 55,553,405
Stellantis N.V.
(a)
.......................... 7,013,271 51,463,210
Telecom Italia SpA
(a) (c)
...................... 39,845,917 31,445,594
Tenaris SA ............................. 1,309,593 41,803,970
Terna - Rete Elettrica Nazionale ............... 4,918,679 59,163,156
UniCredit SpA ........................... 4,885,289 377,546,688
Unipol Assicurazioni SpA .................... 1,257,899 32,867,143
2,487,569,740
a
Japan  —  22 .9%
Advantest Corp. .......................... 2,669,400 498,426,455
Aeon Co. Ltd. ........................... 7,763,100 74,876,441
AGC, Inc. .............................. 685,700 24,591,889
Aisin Corp. ............................. 1,701,300 26,978,219
Ajinomoto Co., Inc. ........................ 3,152,000 101,306,532
ANA Holdings, Inc. ........................ 547,400 9,096,799
Asahi Group Holdings Ltd. ................... 5,298,800 52,170,014
Asahi Kasei Corp. ........................ 4,527,600 44,550,881
Asics Corp. ............................. 2,434,400 69,131,144
Astellas Pharma, Inc. ...................... 6,296,150 89,227,415
Bandai Namco Holdings, Inc. ................. 2,036,100 46,739,274
Bridgestone Corp. ........................ 3,969,400 82,488,283
Canon, Inc. ............................. 3,019,500 77,681,317
Capcom Co. Ltd. ......................... 1,203,500 25,410,227
Central Japan Railway Co. .................. 2,699,700 64,767,059
Chiba Bank Ltd. (The) ...................... 1,978,700 27,312,397
Chubu Electric Power Co., Inc. ................ 2,364,500 40,666,727
Chugai Pharmaceutical Co. Ltd. ............... 2,342,700 124,934,691
Dai Nippon Printing Co. Ltd. ................. 1,382,400 26,184,220
Daifuku Co. Ltd. .......................... 1,127,500 49,296,168
Daiichi Life Group, Inc. ..................... 12,276,208 112,397,022
Daiichi Sankyo Co. Ltd. ..................... 6,256,585 101,632,491
Daikin Industries Ltd. ...................... 920,600 130,076,351
Daito Trust Construction Co. Ltd. .............. 1,008,800 22,690,959
Security Shares Value
a
Japan (continued)
Daiwa House Industry Co. Ltd. ................ 1,951,000 $ 59,526,877
Daiwa Securities Group, Inc. ................. 4,648,000 43,751,001
Denso Corp. ............................ 6,089,900 72,762,443
Disco Corp. ............................. 320,800 152,630,979
East Japan Railway Co. .................... 3,362,400 73,397,522
Ebara Corp. ............................ 1,604,600 54,890,014
Eisai Co. Ltd. ........................... 917,000 27,448,041
ENEOS Holdings, Inc. ..................... 9,419,950 79,113,289
FANUC Corp. ........................... 3,255,300 143,796,582
Fast Retailing Co. Ltd. ..................... 664,700 312,904,335
Fuji Electric Co. Ltd. ....................... 496,100 41,694,629
FUJIFILM Holdings Corp. ................... 3,885,400 71,505,450
Fujikura Ltd. ............................ 5,268,100 203,259,021
Fujitsu Ltd. ............................. 6,130,100 123,039,347
Hankyu Hanshin Holdings, Inc. ................ 835,100 24,100,040
Hikari Tsushin, Inc. ........................ 60,800 14,764,423
Hitachi Ltd. ............................. 15,962,900 507,593,816
Honda Motor Co. Ltd. ...................... 12,851,500 104,282,649
Hoya Corp. ............................. 1,186,200 221,515,409
Hulic Co. Ltd. ........................... 1,618,300 18,251,955
Ibiden Co. Ltd. ........................... 835,000 71,417,657
Idemitsu Kosan Co. Ltd. .................... 2,668,415 22,831,844
IHI Corp. .............................. 3,589,300 65,560,575
Inpex Corp. ............................. 3,073,443 80,125,214
Isuzu Motors Ltd. ......................... 1,849,400 25,481,979
ITOCHU Corp. .......................... 20,707,500 256,630,091
Japan Airlines Co. Ltd. ..................... 493,300 7,757,571
Japan Exchange Group, Inc. ................. 3,469,400 41,326,533
Japan Post Bank Co. Ltd. ................... 6,250,400 107,258,554
Japan Post Holdings Co. Ltd. ................. 6,202,700 71,933,045
Japan Post Insurance Co. Ltd. ................ 1,924,200 18,762,125
Japan Tobacco, Inc. ....................... 4,174,100 155,504,963
JFE Holdings, Inc. ........................ 2,018,375 22,166,486
JX Advanced Metals Corp. .................. 1,936,000 60,063,080
Kajima Corp. ............................ 1,472,400 57,547,365
Kansai Electric Power Co., Inc. (The) ........... 3,297,600 52,828,067
Kao Corp. .............................. 1,582,100 58,956,733
Kawasaki Heavy Industries Ltd. ............... 2,637,700 54,226,914
Kawasaki Kisen Kaisha Ltd. .................. 1,216,300 19,908,459
KDDI Corp. ............................. 10,233,300 167,463,110
Keyence Corp. .......................... 677,892 310,925,961
Kikkoman Corp. .......................... 2,380,900 21,631,252
Kioxia Holdings Corp.
(a)
..................... 660,700 159,862,025
Kirin Holdings Co. Ltd. ..................... 2,703,500 42,631,635
Komatsu Ltd. ........................... 3,315,500 141,963,077
Konami Group Corp. ...................... 349,900 42,013,598
Kubota Corp. ........................... 3,367,800 54,977,455
Kyocera Corp. ........................... 4,478,300 77,814,828
Kyowa Kirin Co. Ltd. ....................... 812,800 12,245,560
Lasertec Corp. .......................... 278,200 76,888,447
LY Corp. ............................... 9,498,322 24,982,740
M3, Inc. ............................... 1,515,900 14,601,830
Makita Corp. ............................ 787,400 29,238,497
Marubeni Corp. .......................... 4,927,700 191,791,367
MatsukiyoCocokara & Co. ................... 1,155,000 16,865,191
MINEBEA MITSUMI, Inc. ................... 1,273,600 25,463,163
Mitsubishi Chemical Group Corp. .............. 4,238,900 24,850,308
Mitsubishi Corp. .......................... 11,235,100 359,822,247
Mitsubishi Electric Corp. .................... 6,628,000 265,988,104
Mitsubishi Estate Co. Ltd. ................... 3,700,500 105,457,681
Mitsubishi HC Capital, Inc. ................... 3,064,100 27,831,539
Mitsubishi Heavy Industries Ltd. ............... 11,166,600 333,276,976
Mitsubishi UFJ Financial Group, Inc. ............ 39,281,580 705,608,547
Mitsui & Co. Ltd. ......................... 8,612,200 323,352,863

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Mitsui Fudosan Co. Ltd. .................... 9,201,500 $ 100,775,045
Mitsui OSK Lines Ltd. ...................... 1,195,500 45,158,973
Mizuho Financial Group, Inc. ................. 8,677,416 373,152,149
MonotaRO Co. Ltd. ....................... 860,600 10,233,117
MS&AD Insurance Group Holdings, Inc. ......... 4,492,464 115,519,520
Murata Manufacturing Co. Ltd. ................ 5,829,800 193,340,789
NEC Corp. ............................. 4,523,600 120,327,805
Nexon Co. Ltd. .......................... 1,280,600 21,619,702
NIDEC CORP.
(a)
.......................... 2,897,300 44,629,309
Nintendo Co. Ltd. ......................... 3,848,300 188,254,559
Nippon Building Fund, Inc. ................... 27,034 22,638,417
Nippon Paint Holdings Co. Ltd. ................ 3,333,100 21,021,951
Nippon Sanso Holdings Corp. ................ 603,100 21,262,569
Nippon Steel Corp. ........................ 16,882,375 62,152,442
Nippon Yusen KK ......................... 1,430,900 51,424,661
Nissan Motor Co. Ltd.
(a)
..................... 7,688,800 17,592,102
Nitori Holdings Co. Ltd. ..................... 1,408,600 20,363,803
Nitto Denko Corp. ........................ 2,359,400 44,876,397
Nomura Holdings, Inc. ..................... 10,486,900 83,998,237
Nomura Research Institute Ltd. ............... 1,310,471 35,369,269
NTT, Inc. .............................. 104,023,200 101,324,897
Obayashi Corp. .......................... 2,214,100 52,054,968
Obic Co. Ltd. ............................ 1,132,200 30,086,120
Olympus Corp. .......................... 3,927,500 38,628,984
Oracle Corp. Japan ....................... 131,400 7,255,096
Oriental Land Co. Ltd. ..................... 3,754,700 52,239,057
ORIX Corp. ............................. 4,056,400 136,524,191
Osaka Gas Co. Ltd. ....................... 1,246,200 44,780,216
Otsuka Corp. ........................... 781,800 14,474,449
Otsuka Holdings Co. Ltd. ................... 1,511,500 110,161,381
Pan Pacific International Holdings Corp. ......... 6,629,100 37,494,528
Panasonic Holdings Corp. ................... 8,130,868 166,323,458
Rakuten Group, Inc.
(a)
...................... 5,265,500 25,636,753
Recruit Holdings Co. Ltd. ................... 4,905,200 227,233,216
Renesas Electronics Corp. .................. 6,184,100 125,058,851
Resona Holdings, Inc. ..................... 7,240,300 90,559,224
Ryohin Keikaku Co. Ltd. .................... 1,751,700 40,470,754
Sanrio Co. Ltd.
(c)
......................... 3,088,500 17,998,564
SBI Holdings, Inc. ........................ 1,962,860 39,606,609
SCREEN Holdings Co. Ltd. .................. 564,700 37,440,189
Secom Co. Ltd. .......................... 1,375,200 50,420,926
Seibu Holdings, Inc. ....................... 730,300 17,185,774
Sekisui Chemical Co. Ltd. ................... 1,266,000 19,400,012
Sekisui House Ltd. ........................ 2,072,300 45,122,194
Seven & i Holdings Co. Ltd. .................. 7,253,840 86,691,161
Shimadzu Corp. .......................... 813,900 18,919,490
Shimano, Inc. ........................... 260,000 27,277,866
Shimizu Corp. ........................... 1,735,900 33,537,749
Shin-Etsu Chemical Co. Ltd. ................. 5,877,700 270,622,081
Shionogi & Co. Ltd. ....................... 2,645,600 53,448,888
Shiseido Co. Ltd. ......................... 1,398,300 28,560,142
SMC Corp. ............................. 199,900 98,299,127
SoftBank Corp. .......................... 100,225,200 141,063,828
SoftBank Group Corp. ..................... 12,935,700 441,868,065
Sompo Holdings, Inc. ...................... 3,085,150 114,815,101
Sony Financial Group, Inc. .................. 21,368,900 19,171,470
Sony Group Corp. ........................ 21,426,900 429,294,971
Subaru Corp. ........................... 2,050,900 30,548,574
Sumitomo Corp. ......................... 3,803,300 141,414,957
Sumitomo Electric Industries Ltd. .............. 2,489,700 163,907,445
Sumitomo Metal Mining Co. Ltd. ............... 863,200 53,072,027
Sumitomo Mitsui Financial Group, Inc. ........... 12,767,800 450,818,896
Sumitomo Mitsui Trust Group, Inc. ............. 2,218,620 74,175,861
Sumitomo Realty & Development Co. Ltd. ........ 2,115,800 65,588,938
Security Shares Value
a
Japan (continued)
Suntory Beverage & Food Ltd. ................ 486,400 $ 14,017,242
Suzuki Motor Corp. ....................... 5,481,900 61,306,449
Sysmex Corp. ........................... 1,756,600 15,511,551
T&D Holdings, Inc. ........................ 1,613,700 39,096,741
Taisei Corp.
(c)
........................... 512,600 55,586,722
Takeda Pharmaceutical Co. Ltd. ............... 5,555,810 185,746,183
TDK Corp. ............................. 6,760,900 123,618,997
Terumo Corp. ........................... 4,631,400 58,929,983
TIS, Inc. ............................... 750,000 16,346,271
Toho Co. Ltd. ........................... 1,819,500 16,927,609
Tokio Marine Holdings, Inc. .................. 6,404,800 293,319,157
Tokyo Electron Ltd. ....................... 1,561,100 460,029,049
Tokyo Gas Co. Ltd. ....................... 1,097,600 46,614,922
Tokyu Corp. ............................ 1,723,700 18,326,458
TOPPAN Holdings, Inc. ..................... 818,500 24,328,730
Toray Industries, Inc. ...................... 4,830,900 34,684,649
Toyota Motor Corp. ....................... 33,019,420 633,821,237
Toyota Tsusho Corp. ....................... 2,403,500 94,351,285
Tsuruha Holdings, Inc. ..................... 785,800 10,329,765
Unicharm Corp. .......................... 3,892,700 22,679,133
West Japan Railway Co. .................... 1,424,400 25,783,888
Yamaha Motor Co. Ltd. ..................... 3,175,600 22,305,333
Yokogawa Electric Corp. .................... 798,700 27,808,915
Yokohama Financial Group, Inc. ............... 3,605,700 34,227,462
Zensho Holdings Co. Ltd. ................... 340,400 18,761,143
ZOZO, Inc. ............................. 1,548,000 10,421,845
17,309,864,636
a
Netherlands  —  5 .2%
ABN AMRO Bank N.V., CVA ................. 2,037,064 70,924,084
Adyen N.V.
(a) (b)
........................... 87,722 98,990,356
Aegon Ltd. ............................. 4,353,919 36,079,182
AerCap Holdings N.V. ...................... 582,910 82,895,632
Akzo Nobel N.V. ......................... 594,566 34,899,076
ASM International N.V. ..................... 163,128 159,584,137
ASML Holding N.V. ....................... 1,352,369 1,954,911,065
ASR Nederland N.V. ....................... 543,996 41,321,619
BE Semiconductor Industries N.V. ............. 252,980 74,000,324
Coca-Cola Europacific Partners PLC ............ 721,018 68,186,672
CSG N.V.
(a)
............................. 689,696 14,937,081
CVC Capital Partners PLC
(b)
................. 775,378 11,801,168
DSM-Firmenich AG ....................... 601,046 44,891,392
EXOR N.V. ............................. 323,987 25,414,638
Heineken Holding N.V. ..................... 453,436 32,221,608
Heineken N.V. ........................... 1,004,434 78,194,946
ING Groep N.V. .......................... 10,180,141 294,627,292
InPost SA
(a)
............................. 868,782 15,582,713
Koninklijke Ahold Delhaize N.V. ............... 3,101,453 145,673,574
Koninklijke KPN N.V. ...................... 13,342,334 71,348,712
Koninklijke Philips N.V. ..................... 2,673,749 70,527,530
Magnum Ice Cream Co. N.V. (The)
(a)
............ 1,721,675 25,136,803
NN Group N.V. .......................... 930,793 81,475,850
Prosus N.V.
(a)
........................... 4,561,203 220,821,360
Randstad N.V. ........................... 380,477 11,274,064
Universal Music Group N.V. .................. 3,842,903 80,576,430
Wolters Kluwer N.V. ....................... 808,167 63,073,723
3,909,371,031
a
New Zealand  —  0 .2%
Auckland International Airport Ltd. ............. 5,866,955 28,593,713
Contact Energy Ltd. ....................... 3,075,993 17,262,862
Fisher & Paykel Healthcare Corp. Ltd. ........... 2,034,449 43,842,920
Infratil Ltd. ............................. 3,288,177 24,222,403

iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
New Zealand (continued)
Meridian Energy Ltd. ...................... 4,631,207 $ 15,539,834
129,461,732
a
Norway  —  0 .7%
Aker BP ASA ............................ 1,097,012 42,884,712
DNB Bank ASA .......................... 3,088,014 93,515,374
Equinor ASA ............................ 2,669,541 108,642,912
Gjensidige Forsikring ASA ................... 704,065 19,777,931
Kongsberg Gruppen ASA ................... 1,534,005 51,328,327
Mowi ASA .............................. 1,643,701 36,469,195
Norsk Hydro ASA ......................... 4,822,670 53,225,469
Orkla ASA .............................. 2,449,539 30,212,643
Salmar ASA ............................ 234,044 14,121,407
Telenor ASA ............................ 2,154,085 35,456,945
Yara International ASA ..................... 580,385 33,788,221
519,423,136
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 26,236,604 28,043,807
EDP Renovaveis SA ....................... 1,115,142 18,646,035
EDP SA ............................... 10,887,420 59,383,034
Galp Energia SGPS SA .................... 1,460,977 34,172,176
Jeronimo Martins SGPS SA .................. 994,776 23,887,429
164,132,481
a
Singapore  —  1 .6%
CapitaLand Ascendas REIT .................. 14,563,640 28,624,346
CapitaLand Integrated Commercial Trust ......... 21,284,770 39,643,228
CapitaLand Investment Ltd. .................. 8,308,300 18,221,102
DBS Group Holdings Ltd. ................... 7,308,560 337,002,577
Grab Holdings Ltd. , Class A
(a)
................. 8,313,055 31,755,870
Keppel Ltd. ............................. 5,131,100 43,919,220
Keppel REIT ............................ 563,600 396,811
Oversea-Chinese Banking Corp. Ltd. ........... 11,769,698 203,057,881
Sea Ltd. , Class A , ADR
(a)
.................... 1,381,586 117,269,020
Sembcorp Industries Ltd.
(c)
.................. 3,185,600 16,717,840
Singapore Airlines Ltd. ..................... 5,559,100 27,532,708
Singapore Exchange Ltd. ................... 3,002,200 51,333,839
Singapore Technologies Engineering Ltd. ......... 5,456,000 46,236,745
Singapore Telecommunications Ltd. ............ 25,872,085 93,703,460
United Overseas Bank Ltd. .................. 4,356,200 124,060,480
Wilmar International Ltd. .................... 6,692,100 19,088,370
Yangzijiang Shipbuilding Holdings Ltd. ........... 9,070,700 30,935,292
1,229,498,789
a
Spain  —  3 .8%
Acciona SA ............................. 85,408 24,860,772
ACS Actividades de Construccion y Servicios SA ... 619,326 89,266,330
Aena SME SA
(b)
.......................... 2,616,142 71,453,652
Amadeus IT Group SA ..................... 1,565,624 90,340,097
Banco Bilbao Vizcaya Argentaria SA ............ 19,890,970 439,240,347
Banco de Sabadell SA ..................... 17,541,433 68,008,103
Banco Santander SA ...................... 51,179,964 624,514,136
Bankinter SA ............................ 2,360,180 39,275,928
CaixaBank SA ........................... 13,469,572 171,445,321
Cellnex Telecom SA
(b)
...................... 1,667,374 56,128,160
Endesa SA ............................. 1,107,719 49,649,828
Ferrovial N.V. ........................... 1,793,575 123,167,469
Grifols SA .............................. 1,031,705 10,878,362
Iberdrola SA ............................ 22,417,492 525,560,420
Indra Sistemas SA
(c)
....................... 275,063 15,820,071
Industria de Diseno Textil SA ................. 3,800,405 227,456,643
International Consolidated Airlines Group SA , Class DI 4,075,255 20,558,480
Mapfre SA ............................. 3,210,049 15,714,237
Naturgy Energy Group SA ................... 934,892 29,383,972
Security Shares Value
a
Spain (continued)
Redeia Corp. SA ......................... 1,347,914 $ 23,571,485
Repsol SA ............................. 3,929,715 105,556,692
Telefonica SA ........................... 12,816,272 57,833,662
2,879,684,167
a
Sweden  —  3 .8%
AddTech AB , Class B ...................... 904,736 33,227,317
Alfa Laval AB ........................... 1,005,635 60,518,357
Assa Abloy AB , Class B .................... 3,496,710 134,580,312
Atlas Copco AB , Class A .................... 9,350,203 179,688,752
Atlas Copco AB , Class B .................... 5,435,806 92,686,574
Beijer Ref AB ........................... 1,416,500 20,068,472
Boliden AB ............................. 987,878 51,928,182
Epiroc AB , Class A ........................ 2,288,666 66,072,397
Epiroc AB , Class B ........................ 1,364,725 34,005,879
EQT AB ............................... 1,729,262 56,426,763
Essity AB , Class B ........................ 2,111,554 55,917,788
Evolution AB
(b)
........................... 461,311 32,511,209
Fastighets AB Balder , Class B
(a)
............... 2,462,312 14,729,959
H & M Hennes & Mauritz AB , Class B ........... 1,713,188 30,747,780
Hexagon AB , Class B ...................... 7,244,141 79,141,805
Holmen AB , Class B ....................... 242,827 8,353,075
Industrivarden AB , Class A .................. 380,547 20,216,844
Industrivarden AB , Class C .................. 542,833 28,561,537
Indutrade AB ............................ 957,997 20,696,395
Investment AB Latour , Class B ................ 508,232 11,667,360
Investor AB , Class B ....................... 6,345,590 257,539,334
L E Lundbergforetagen AB , Class B ............ 263,039 15,246,925
Lifco AB , Class B ......................... 814,646 25,633,022
Nibe Industrier AB , Class B .................. 5,263,393 23,926,601
Nordea Bank Abp ........................ 10,783,188 202,776,623
Saab AB , Class B ........................ 1,116,504 67,775,372
Sagax AB , Class B ........................ 755,801 15,041,119
Sandvik AB ............................. 3,715,367 156,294,792
Securitas AB , Class B ...................... 1,718,295 28,838,061
Skandinaviska Enskilda Banken AB , Class A ...... 5,294,884 104,797,240
Skanska AB , Class B ...................... 1,183,693 31,968,371
SKF AB , Class B ......................... 1,189,561 29,951,627
Spotify Technology SA
(a)
.................... 546,435 244,010,549
Svenska Cellulosa AB SCA , Class B ............ 2,114,881 24,233,585
Svenska Handelsbanken AB , Class A ........... 5,084,840 72,255,228
Swedbank AB , Class A ..................... 2,963,822 104,768,800
Swedish Orphan Biovitrum AB
(a)
............... 683,924 32,084,986
Tele2 AB , Class B ........................ 1,908,022 39,151,365
Telefonaktiebolaget LM Ericsson , Class B ........ 9,730,689 116,077,363
Telia Co. AB ............................ 8,223,573 42,984,986
Trelleborg AB , Class B ..................... 710,286 29,163,651
Verisure PLC
(a)
.......................... 894,418 11,175,648
Volvo AB , Class B ........................ 5,549,345 193,432,047
2,900,874,052
a
Switzerland  —  9 .2%
ABB Ltd. , Registered ...................... 5,460,777 552,301,149
Alcon AG .............................. 1,739,816 129,881,256
Avolta AG
(a)
............................. 304,081 16,804,594
Banque Cantonale Vaudoise , Registered ......... 106,650 16,805,330
Barry Callebaut AG , Registered
(c)
.............. 12,277 18,401,491
Belimo Holding AG , Registered ............... 34,141 31,264,928
BKW AG .............................. 75,086 15,009,242
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 3,267 40,035,227
Chocoladefabriken Lindt & Spruengli AG , Registered . 374 48,296,666
Cie Financiere Richemont SA , Class A, Registered .. 1,874,080 359,668,314
EMS-Chemie Holding AG , Registered ........... 24,483 20,869,894
Galderma Group AG ....................... 642,911 134,878,450

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Switzerland (continued)
Geberit AG , Registered ..................... 117,696 $ 79,534,322
Givaudan SA , Registered ................... 32,189 114,787,848
Helvetia Baloise Holding AG ................. 276,605 75,840,672
Holcim AG
(a)
............................ 1,782,615 165,651,897
Julius Baer Group Ltd. ..................... 722,559 59,392,108
Kuehne + Nagel International AG , Registered ...... 168,313 39,531,141
Logitech International SA , Registered ........... 533,321 52,645,438
Lonza Group AG , Registered ................. 244,615 150,394,421
Nestle SA , Registered ..................... 8,977,012 908,829,500
Novartis AG , Registered .................... 6,622,862 978,790,586
Partners Group Holding AG .................. 79,124 86,023,813
Roche Holding AG , Bearer .................. 111,608 46,681,340
Roche Holding AG , NVS .................... 2,447,842 997,495,223
Sandoz Group AG ........................ 1,459,167 117,044,809
Schindler Holding AG , Participation Certificates , NVS 141,249 49,383,269
Schindler Holding AG , Registered .............. 81,058 27,141,536
SGS SA , Registered ....................... 577,365 62,557,517
Sika AG , Registered ....................... 531,711 98,082,718
Sonova Holding AG , Registered ............... 175,867 38,551,469
Straumann Holding AG , Registered ............. 387,283 42,031,351
Swatch Group AG (The) , Bearer ............... 101,804 23,631,608
Swiss Life Holding AG , Registered ............. 99,245 116,523,794
Swiss Prime Site AG , Registered .............. 280,416 48,594,884
Swiss Re AG ............................ 1,038,419 167,277,521
Swisscom AG , Registered ................... 90,310 76,386,697
UBS Group AG , Registered .................. 11,060,480 489,446,114
VAT Group AG
(b)
......................... 93,746 70,426,716
Zurich Insurance Group AG .................. 510,118 355,664,479
6,922,559,332
a
United Arab Emirates  —  0 .0%
NMC Health PLC
(a) (d)
....................... 473,933 6
a
United Kingdom  —  14 .8%
3i Group PLC ........................... 3,471,837 120,742,599
Admiral Group PLC ....................... 902,651 41,491,370
Airtel Africa PLC
(b)
........................ 3,155,657 15,240,637
Anglo American PLC ...................... 3,909,006 193,436,866
Antofagasta PLC ......................... 1,377,933 66,826,575
Associated British Foods PLC ................ 1,130,187 28,143,346
AstraZeneca PLC ........................ 5,402,837 1,025,038,181
Autotrader Group PLC
(b)
.................... 3,049,687 20,515,014
Aviva PLC ............................. 10,653,631 90,356,179
BAE Systems PLC ........................ 10,464,238 291,047,571
Barclays PLC ........................... 48,225,834 283,467,196
Barratt Redrow PLC ....................... 4,717,845 16,067,802
BP PLC ............................... 54,838,606 434,093,171
British American Tobacco PLC ................ 7,589,548 446,984,916
BT Group PLC .......................... 20,786,872 61,109,968
Bunzl PLC ............................. 1,130,083 37,254,346
Centrica PLC ........................... 16,265,913 47,543,481
Coca-Cola HBC AG , Class DI
(a)
............... 763,366 44,526,302
Compass Group PLC ...................... 5,927,842 167,503,067
Diageo PLC ............................ 7,750,488 156,710,037
Endeavour Mining PLC ..................... 669,904 40,433,210
Entain PLC ............................. 2,090,829 15,432,360
Experian PLC ........................... 3,203,227 117,202,947
Fresnillo PLC ........................... 765,263 33,791,535
Glencore PLC
(a)
.......................... 34,738,088 269,978,499
GSK PLC .............................. 14,200,595 372,303,666
Haleon PLC ............................ 31,055,418 143,409,872
Halma PLC ............................. 1,323,103 79,621,228
HSBC Holdings PLC ...................... 59,841,312 1,101,069,173
Imperial Brands PLC ...................... 2,637,329 100,199,073
Informa PLC ............................ 4,460,185 48,223,983
Security Shares Value
a
United Kingdom (continued)
InterContinental Hotels Group PLC ............. 501,803 $ 71,748,337
Intertek Group PLC ....................... 532,092 34,276,358
J Sainsbury PLC ......................... 5,923,382 26,502,070
JD Sports Fashion PLC .................... 9,085,798 8,340,819
Kingfisher PLC .......................... 5,992,443 23,564,112
Land Securities Group PLC .................. 2,429,600 19,549,254
Legal & General Group PLC ................. 19,851,399 68,124,580
Lloyds Banking Group PLC .................. 205,167,451 278,884,686
London Stock Exchange Group PLC ............ 1,598,608 207,430,052
M&G PLC .............................. 7,954,984 32,694,605
Marks & Spencer Group PLC ................. 7,134,708 32,047,930
Melrose Industries PLC ..................... 4,348,418 28,535,494
National Grid PLC ........................ 17,298,709 309,656,851
NatWest Group PLC ....................... 27,920,515 222,690,460
Next PLC .............................. 403,557 71,223,166
Pearson PLC ........................... 1,986,532 29,315,181
Prudential PLC .......................... 8,862,677 133,556,463
Reckitt Benckiser Group PLC ................. 2,246,504 142,941,822
RELX PLC ............................. 6,342,501 231,287,736
Rentokil Initial PLC ........................ 8,819,867 59,461,392
Rio Tinto PLC ........................... 3,937,048 396,604,431
Rolls-Royce Holdings PLC .................. 29,260,522 470,847,353
Sage Group PLC (The) ..................... 3,319,968 39,596,060
Schroders PLC .......................... 2,559,513 20,153,562
Segro PLC ............................. 4,470,831 42,347,634
Severn Trent PLC ........................ 938,119 41,702,928
Shell PLC .............................. 19,857,742 902,867,391
Smith & Nephew PLC ...................... 2,809,245 43,469,732
Smiths Group PLC ........................ 1,124,724 38,831,808
Spirax Group PLC ........................ 256,942 25,076,759
SSE PLC .............................. 4,209,671 150,724,575
Standard Chartered PLC .................... 6,706,256 170,773,630
Standard Life PLC ........................ 2,470,783 25,419,640
Sunbelt Rentals Holdings, Inc. ................ 1,448,168 108,850,072
Tesco PLC ............................. 22,274,433 146,109,010
Unilever PLC ........................... 7,588,620 442,531,296
United Utilities Group PLC ................... 2,365,828 46,919,551
Vodafone Group PLC ...................... 65,193,394 103,732,190
Whitbread PLC .......................... 607,409 18,463,978
Wise PLC , Class A
(a)
....................... 2,301,528 32,914,910
11,209,532,048
a
United States  —  0 .1%
Nebius Group N.V. , Class A
(a) (c)
................ 742,805 102,677,935
a
Total Common Stocks — 98.9%
(Cost: $ 46,661,776,942 ) .............................. 74,739,393,787
a
Preferred Stocks
Germany  —  0 .3%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 193,504 17,657,293
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 395,966 19,228,486
Henkel AG & Co. KGaA , Preference Shares , NVS ... 556,483 40,494,143
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 537,883 19,571,485
Sartorius AG , Preference Shares , NVS
(c)
......... 92,040 23,514,035
Volkswagen AG , Preference Shares , NVS ........ 719,826 72,996,275
193,461,717
a

iShares
®
MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Italy  —  0 .0%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 20,857,113 $ 19,258,270
a
Total Preferred Stocks — 0.3%
(Cost: $ 316,760,355 ) ................................ 212,719,987
a
Rights
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(a) (d)
................ 573,865 2,350,250
a
Total Rights — 0.0%
(Cost: $ 2,325,841 ) .................................. 2,350,250
a
Total Long-Term Investments — 99.2%
(Cost: $ 46,980,863,138 ) .............................. 74,954,464,024
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 306,485,723 306,577,669
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 20,403,500 20,403,500
a
Total Short-Term Securities — 0.4%
(Cost: $ 326,963,627 ) ................................ 326,981,169
Total Investments —  99.6%
(Cost: $ 47,307,826,765 ) .............................. 75,281,445,193
Other Assets Less Liabilities — 0 .4% ...................... 327,594,109
Net Assets — 100.0% ................................. $ 75,609,039,302
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 201,870,254  $ 104,720,267
(a)
$ —  $ (30,394) $ 17,542  $ 306,577,669  306,485,723  $ 980,918
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 16,010,000  4,393,500
(a)
—  —  —  20,403,500  20,403,500  768,728  —
$ —  $ (30,394) $ 17,542
$ 326,981,169
$ 1,749,646  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 672 06/11/26 $ 161,386 $ 4,901,731
SPI 200 Index ....................................................................... 316 06/18/26 49,300 (278,279)
STOXX Europe 600 Index ............................................................... 12,208 06/19/26 435,712 11,180,271
$ 15,803,723
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,994,902,747  $ 70,744,491,034  $ 6  $ 74,739,393,787
Preferred Stocks ......................................... —  212,719,987  —  212,719,987
Rights ................................................ —  —  2,350,250  2,350,250
Short-Term Securities
Money Market Funds ...................................... 326,981,169  —  —  326,981,169
$ 4,321,883,916  $ 70,957,211,021  $ 2,350,256  $ 75,281,445,193
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 16,082,002  $ —  $ —  $ 16,082,002
Liabilities
Equity Contracts ........................................... (278,279) —  —  (278,279)
$ 15,803,723  $ —  $ —  $ 15,803,723
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust